Cost of sales (Tables)	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Disclosure Of Detailed Information About Cost Of Sales [Text block]
This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Materials and supplies	556,022	496,918	364,234
Depreciation and amortization	456,467	472,997	244,477
Labor (a)	286,058	215,839	146,395
Energy	229,272	229,035	118,019
Third parties services	144,829	100,897	95,087
Change in work in process inventory	51,412	(3,789)	(118,327)
Management Fees	2,867	2,793	3,565
Change in finished goods inventory	2,060	(3,951)	467
Other costs	39,251	42,301	8,087
	1,768,238	1,553,040	862,004

(a)
Labor includes an expense of US$86.4 million related to profit sharing for the year ended December 31, 2017 (US$36.8 million for the year ended December 31, 2016 and credit of US$1.6 million for the year ended December 31, 2015).